Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	9,500,000	9,500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	500,000,000	500,000,000
Common Stock, shares issued	369,599,266	353,447,172
Common Stock, shares outstanding	369,599,266	353,447,172
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0